Huber Large Cap Value Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 2.8%
Northrop Grumman Corp.	700	$312,732

Automotive - 2.0%
Goodyear Tire & Rubber Co.(a)	3,403	47,438
Miller Industries, Inc.	4,400	177,100
		224,538

Banking – 15.9%
Bank of America Corp.	5,300	180,253
Citigroup, Inc.	12,800	718,977
First Horizon Corp.	25,292	360,158
JPMorgan Chase & Co.	1,100	191,796
Regions Financial Corp.	5,000	93,350
Truist Financial Corp.	6,000	222,360
		1,766,894

Biotech & Pharmaceuticals - 13.2%
Eli Lilly & Co.	2,000	1,291,220
Merck & Co., Inc.	1,100	132,858
Pfizer, Inc.	1,600	43,328
		1,467,406

Chemicals - 0.8%
Innospec, Inc.	800	92,888

Consumer Services - 3.2%
Rent-A-Center, Inc.	10,894	361,681

Electric Utilities - 2.0%
American Electric Power Co., Inc.	300	23,442
Constellation Energy Corp.	533	65,026
Entergy Corp.	900	89,784
NextEra Energy, Inc.	800	46,904
		225,156

Electrical Equipment – 0.4%
TE Connectivity Ltd.	300	42,657

Entertainment Content - 2.5%
Lions Gate Entertainment Corp. - Class B(a)	28,200	273,540

Food - 1.1%
Herbalife Ltd.(a)	700	8,435
Lamb Weston Holdings, Inc.	500	51,220
Tyson Foods, Inc. - Class A	1,100	60,236
		119,891

Health Care Facilities & Services - 0.3%
Select Medical Holdings Corp.	1,100	28,589

Industrial Support Services - 1.1%
United Rentals, Inc.	200	125,080

Institutional Financial Services - 0.7%
Goldman Sachs Group, Inc.	200	76,802

Insurance - 2.0%
CNO Financial Group, Inc.	8,073	219,424

Oil & Gas Producers – 19.9%
BP PLC - ADR	14,900	522,990
Cheniere Energy, Inc.	300	49,197
Chesapeake Energy Corp.	1,000	77,110
Golar LNG Ltd.	31,803	693,623
New Fortress Energy, Inc.	8,700	289,101
Shell PLC - ADR	9,300	585,063
		2,217,084

Retail - Consumer Staples - 2.2%
Walmart Stores, Inc.	1,500	247,875

Retail - Discretionary - 1.9%
Home Depot, Inc.	600	211,776

Software - 10.2%
Microsoft Corp.	2,600	1,033,708
Oracle Corp.	900	100,530
		1,134,238

Specialty Finance - 1.2%
Enova International, Inc.(a)	2,510	136,619

Technology Services - 10.8%
KBR, Inc.	17,930	934,332
Mastercard, Inc. - Class A	550	247,077
Visa, Inc. - Class A	100	27,326
		1,208,735

Telecommunications - 0.6%
AT&T, Inc.	3,900	68,991

Tobacco & Cannabis - 0.5%
Philip Morris International, Inc.	600	54,510

Transportation & Logistics - 3.2%
FedEx Corp.	1,500	361,935

Transportation Equipment - 1.2%
Commercial Vehicle Group, Inc.(a)	21,161	137,335
TOTAL COMMON STOCKS (Cost $5,569,623)		11,116,376

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23%(b)	14,726	14,726
First American Treasury Obligations Fund - Class X, 5.23%(b)	14,726	14,726
TOTAL SHORT-TERM INVESTMENTS (Cost $29,452)		29,452

TOTAL INVESTMENTS - 100.0% (Cost $5,599,075)		11,145,828
Liabilities in Excess of Other Assets – (0.0)%		(2,322)
TOTAL NET ASSETS - 100.0%		$11,143,506

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Huber Large Cap Value Fund
Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Huber Large Cap Value Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$11,116,376	$–	$–	$11,116,376
Money Market Funds	29,452	–	–	29,452
Total Investments	$11,145,828	$–	$–	$11,145,828

Refer to the Schedule of Investments for industry classifications.